Right-Of-Use Assets and Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Remainder of 2026	$ 223,240
2027	131,859
2028	21,775
Total lease payments	376,874
Less: imputed interest	(9,355)
Present value of operating lease liabilities	367,519
Operating lease liabilities current	325,126	$ 396,025
Operating lease liabilities non-current	42,393	$ 88,921
Operating Lease, Liability	$ 367,519